Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 164,484	$ 160,566
Restricted cash and investments	75,735	100,566
Marketable securities	1,172	685
Trade accounts receivable, net	43,063	46,007
Related party receivables	8,237	15,805
Other receivables	17,792	14,398
Inventories	44,636	40,370
Voyages in progress	24,246	24,449
Prepaid expenses and accrued income	8,172	5,735
Investment in finance lease	2,066	1,824
Total current assets	389,603	410,405
Long term assets
Newbuildings	20,144	13,049
Vessels and equipment, net	287,444	312,292
Vessels and equipment under capital lease, net	934,397	1,022,172
Investment in unconsolidated subsidiaries and associated companies	40,805	27,340
Deferred charges	1,373	1,780
Investment in finance lease	51,952	53,531
Total assets	1,725,718	1,840,569
Current liabilities
Short-term debt and current portion of long-term debt	21,572	19,521
Current portion of obligations under capital leases	54,171	55,805
Related party payables	43,870	10,775
Trade accounts payable	6,361	5,707
Accrued expenses	42,314	50,376
Deferred charter revenue	2,916	5,630
Other current liabilities	19,603	19,570
Total current liabilities	190,807	167,384
Long-term liabilities
Long-term debt	463,292	493,992
Obligations under capital leases	916,494	957,431
Deferred gains on sales of vessels	2,899	6,184
Other long-term liabilities	4,326	2,099
Total liabilities	1,577,818	1,627,090
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	732	225,769
Contributed surplus	474,129	248,360
Accumulated other comprehensive loss	(4,238)	(4,779)
Retained deficit	(529,200)	(463,012)
Total equity attributable to Frontline Ltd.	136,069	200,984
Noncontrolling interest	11,831	12,495
Total equity	147,900	213,479
Total liabilities and equity	$ 1,725,718	$ 1,840,569